UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   780 Third Avenue, 42nd Floor
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           New York, New York  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-11391
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Vincent
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     212-602-5057
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Eric Vincent           New York, New York              11/14/05
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $676,563
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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


                                                                FORM 13F INFORMATION TABLE

                                                             VALUE       SHARES/   SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER       TITLE OF CLASS   CUSIP    x($1000)       PRN AMT   PRN CALL DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- -------   --------       -------   --- ---- -------- --------- ----  ------  ----

AIR PRODS & CHEMS INC               COM          009158106    7,538      136,700    SH        SOLE             136,700
ANOORAQ RES CORP                    COM          03633E108      776      950,000    SH        SOLE             950,000
APOLLO GOLD CORP                    COM          03761E102      409    1,400,000    SH        SOLE           1,400,000
CABOT CORP                          COM          127055101   15,845      480,000    SH        SOLE             480,000
CARNIVAL CORP                   PAIRED CTF       143658300   11,246      225,000    SH        SOLE             225,000
CELANESE CORP DEL                COM SER A       150870103   15,525      900,000    SH        SOLE             900,000
CF INDS HLDGS INC                   COM          125269100   28,880    1,950,000    SH        SOLE           1,950,000
CHEMTURA CORP                       COM          163893100    5,589      450,000    SH        SOLE             450,000
CHEVRON CORP NEW                    COM          166764100   67,326    1,040,100    SH        SOLE           1,040,100
CHOICEPOINT INC                     COM          170388102   11,224      260,000    SH        SOLE             260,000
EXELON CORP                         COM          30161N101    1,336       25,000    SH        SOLE              25,000
LENNAR CORP                        CL B          526057302   47,653      860,000    SH        SOLE             860,000
MACQUARIE INFRASTRUCTURE CO     SH BEN INT       55607X108   18,835      667,900    SH        SOLE             667,900
MITTAL STEEL CO N V           NY REG SH CL A     60684P101    3,986      138,400    SH        SOLE             138,400
OMI CORP NEW                        COM          Y6476W104   56,487    3,161,000    SH        SOLE           3,161,000
PACTIV CORP                         COM          695257105   53,436    3,050,000    SH        SOLE           3,050,000
PERU COPPER INC              *W EXP 03/18/2006   715455101      877      600,000    SH        SOLE             600,000
PERU COPPER INC                     COM          715455101    1,608    1,100,000    SH        SOLE           1,100,000
PETROHAWK ENERGY CORP               COM          716495106      269       18,691    SH        SOLE              18,691
QUINTANA MARITIME LTD               SHS          Y7169G109    9,448      836,150    SH        SOLE             836,150
RELIANT ENERGY INC                  COM          75952B105    8,023      519,600    SH        SOLE             519,600
REPUBLIC AWYS HLDGS INC             COM          760276105    3,828      267,500    SH        SOLE             267,500
ROCKWOOD HLDGS INC                  COM          774415103   29,528    1,550,000    SH        SOLE           1,550,000
ROYAL CARIBBEAN CRUISES LTD         COM          V7780T103   57,672    1,335,000    SH        SOLE           1,335,000
SMITHFIELD FOODS INC                COM          832248108      742       25,000    SH        SOLE              25,000
TEEKAY SHIPPING MARSHALL ISL        COM          Y8564W103    2,153       50,000    SH        SOLE              50,000
TEMPLE INLAND INC                   COM          879868107   70,466    1,725,000    SH        SOLE           1,725,000
TSAKOS ENERGY NAVIGATION LTD        SHS          G9108L108    2,161       60,000    SH        SOLE              60,000
TYCO INTL LTD NEW                   COM          902124106   64,055    2,300,000    SH        SOLE           2,300,000
XERIUM TECHNOLOGIES INC             COM          98416J100    3,731      325,000    SH        SOLE             325,000
XTO ENERGY INC                      COM          98385X106   75,911    1,675,000    SH        SOLE           1,675,000

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